Organization and Business Overview - Schedule of Group Reorganization and as at the Date of this Report (Details)	12 Months Ended
Dec. 31, 2025
Victory Hero Capital Limited (“Victory Hero”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	— A BVI company — Incorporated on August 14, 2023 — Issued share capital of US$1
Ownership	Wholly-owned by the Company
Principal activities	Investment holding
Wching Tech Ltd Co. Limited (“Wching HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	— A Hong Kong company — Incorporated on April 20, 2012 — Issued share capital of HK$10,000
Ownership	Wholly-owned by Victory Hero
Principal activities	Provision of customized software solutions, cloud-based software-as-a-service (“SaaS”) services, and white-labelled software design and development services
Power Sweet Home [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	— A BVI company — Incorporated on April 8, 2025 — Issued share capital of US$1
Ownership	Wholly-owned by the Company
Principal activities	Inactive